EQUITY (Tables)	9 Months Ended
Jul. 31, 2026
Equity [Abstract]
Schedule of mezzanine-equity carrying amounts

Mezzanine-equity carrying amounts
	Series A	Series B	Series C	Total
Cash purchase price	$575,000	$319,500	$200,000	$1,090,500
Initial derivative liability	(391,406)	(250,122)	(119,343)	(760,871)
Residual preferred-stock host	183,594	69,878	80,657	333,629
Issuance costs allocated to host	(6,723)	(2,171)	(4,033)	(12,927)
Preferred stock (mezzanine equity) carrying amount	176,871	67,207	76,624	320,702
Residual preferred-stock host	6,931	3,161	2,302	12,394
Mezzanine-equity carrying amount	$183,802	$70,368	$78,926	$333,096